RELATED PARTY TRANSACTIONS - Remuneration (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Directors
Transactions with related parties
Remuneration	Rp 263	Rp 270	Rp 360
% of total expenses	0.28%	0.29%	0.39%
Board of Commissioners
Transactions with related parties
Remuneration	Rp 108	Rp 123	Rp 166
% of total expenses	0.12%	0.13%	0.18%